New Standards Adopted as at April 1, 2019 - Disclosure of Future Minimum Operating Lease Rental Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	$ 1,716	$ 2,956
Lease expense	160	338
Net present value	1,553	2,618
Less than 1 Year
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	822	1,480
Lease expense	99	161
Net present value	723	1,319
1-3 Years
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases	894	1,360
Lease expense	64	154
Net present value	830	1,206
3-5 Years
Statement Line Items [Line Items]
Minimum lease payables under non-cancellable operating leases		116
Lease expense		23
Net present value		$ 93